Income Tax - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 CNY (¥)
Income Tax [Line Items]
Percentage of tax benefit to be realized upon settlement for recognition in the income statement	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Increase in unrecognized tax benefits	¥ 4,271		¥ 1,119		¥ 1,521
Unrecognized tax benefits	¥ 7,957		¥ 3,686		¥ 2,567		¥ 1,046
HK
Income Tax [Line Items]
Profit before tax threshold limit subject to lower tax rate | $		$ 2,000		$ 2,000		$ 2,000
HK | Tier One [Member]
Income Tax [Line Items]
Statutory tax rate	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
HK | Tier Two [Member]
Income Tax [Line Items]
Statutory tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
CN
Income Tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Limitation amount due to underpayment of taxes	¥ 100
CN | Computational Errors By The Tax Payer Or The Witholding Agent [Member]
Income Tax [Line Items]
Limitation period due to underpayment of taxes					3 years	3 years
CN | Underpayment Of Taxes Is More Than One Hundred Reminibi [Member]
Income Tax [Line Items]
Limitation period due to underpayment of taxes			5 years	5 years
CN | Transfer Pricing Issues [Member]
Income Tax [Line Items]
Limitation period due to underpayment of taxes	10 years	10 years
CN | Yunnan Wfoe [Member]
Income Tax [Line Items]
Preferential income tax rate percentage	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
CN | Yunnan Zhongchuang Education Tutorial Academy [Member]
Income Tax [Line Items]
Preferential income tax rate percentage	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Subsidiaries And Its Affiliates [Member] | CN | Enterprise Income Tax Act [Member]
Income Tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%